Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Other Operating Expenses

	Year Ended December 31,
	2012	2011
Operational readiness	$87,178	$15,760
Operating segment administration	51,287	47,252
Corporate social responsibility	20,145	1,017
Public infrastructure	1,273	8,069

	$159,883	$72,098